Derivative Financial Instruments and Hedge Accounting (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of derivative financial instruments [text block] [Abstract]
Percentage of hedges	100.00%
Other assets	$ 217,979	$ 327,938
Other Liabilities	$ 68,524	$ 51,089